Acquisitions (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended										0 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2012 Surgical Services (previously, Emergent Group)	Dec. 31, 2011 Surgical Services (previously, Emergent Group)	Dec. 31, 2010 Surgical Services (previously, Emergent Group)	Apr. 01, 2011 Surgical Services (previously, Emergent Group)	May 31, 2011 Equipment rental division of a medical equipment manufacturer	May 31, 2011 Equipment rental division of a medical equipment manufacturer Customer relationships	Jul. 09, 2012 Surgical laser equipment service provider	Jul. 09, 2012 Surgical laser equipment service provider Debt assumed	Jul. 09, 2012 Surgical laser equipment service provider Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Contingent consideration	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer Customer relationships	Jan. 03, 2012 Florida-based surgical laser equipment service provider	Jan. 03, 2012 Florida-based surgical laser equipment service provider Debt assumed	Dec. 31, 2012 Florida-based surgical laser equipment service provider Holdback amounts	Jan. 03, 2012 Florida-based surgical laser equipment service provider Holdback amounts	Oct. 03, 2011 Surgical laser equipment service provider, one
Cost of acquired entity
Total purchase price								$ 65,300,000	$ 6,500,000		$ 5,300,000			$ 800,000			$ 16,100,000				$ 5,500,000
Cash paid								60,000,000	6,500,000		2,600,000						11,000,000				5,500,000
Liabilities incurred								4,800,000				1,000,000	1,700,000		400,000			3,200,000		1,900,000	500,000
Holdback amount paid																			300,000
Net working capital											600,000						400,000
Property and equipment											1,100,000						5,400,000
Goodwill									2,900,000		1,200,000						8,400,000				3,100,000
Intangible assets										1,900,000
Intangible assets											2,400,000					300,000	5,300,000
Deferred tax liability																	(3,400,000)
Debt											(1,000,000)						(3,200,000)
Total purchase price											4,300,000						12,900,000
Transaction costs								2,000,000
Cash acquired, netted against transaction costs								1,500,000
Other disclosures
Period for payment of contingent consideration															4 years
Purchase price of issued and outstanding shares of Emergent Group's common stock (in dollars per share)								$ 8.46
Purchase price allocation
Medical equipment									1,700,000					400,000
Intangible assets										1,900,000
Deferred income taxes																	3,400,000
Total liabilities assumed																					500,000
Goodwill									2,900,000		1,200,000						8,400,000				3,100,000
Revenue and net loss included in consolidated statements of operations
Revenue				25,421,000	50,185,000
Net income (loss) attributable to Surgical Services				(1,805,000)	(3,308,000)
Revenue and net income of acquiree included in consolidated statements of operations
Revenue						362,985,000	341,717,000
Net loss attributable to Universal Hospital Services, Inc.						(20,339,000)	(34,096,000)
Acquisition and integration expenses
Restructuring, acquisition and integration expenses	$ 7,474,000	$ 3,483,000	$ 0			$ 3,300,000